Total
Newfound Risk Managed U.S. Growth Fund
NEWFOUND RISK MANAGED U.S. GROWTH FUND – FUND SUMMARY Formerly known as Newfound Risk Managed U.S. Sectors Fund
Investment Objective:
Long term capital appreciation with an emphasis on preservation of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Newfound Risk Managed U.S. Growth Fund Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Newfound Risk Managed U.S. Growth Fund Class I Shares
Management Fees	0.79%
Distribution and Service (12b-1) Fees	none
Total Other Expenses	0.68%
Interest and Dividend Expense on Securities Sold Short	0.01%
Remaining Other Expenses	0.67%
Acquired Fund Fees and Expenses	0.11%	[1]
Total Annual Fund Operating Expenses	1.58%
Fee Waiver and Expense Reimbursement	(0.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.37%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser, Newfound Research LLC ("the Adviser"), has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2023, to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding (i) any front end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.25% of average daily net assets attributable to Class I shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. This agreement may be terminated only by the Board of Trustees, on 60 days' written notice to the Adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the expense caps through the expiration date of the current expense limitation agreement, July 31, 2022, and not thereafter.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Newfound Risk Managed U.S. Growth Fund | Class I Shares | USD ($)	139	457	820	1,842

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 317% of the average value of its portfolio.

Principal Investment Strategies:

The Fund is primarily comprised of (i) equity securities of domestic companies of any market capitalization and/or ETFs (sometime referred to in this Prospectus as “Underlying Funds”) that invest in those companies (“Equity ETFs”), (ii) 5- and 10-Year U.S. Treasury Note futures contracts, (iii) put and call options on equity indices and Equity ETFs, (iv) investment grade short-term fixed income securities (i.e., short-term U.S. Treasuries) and ETFs that invest in those fixed income securities (“Fixed Income ETFs”).

In selecting securities for the Fund’s portfolio, the Adviser focuses on whether the domestic equity market offers the potential for acceptable risk-adjusted returns (lower volatility and higher price momentum) that the Adviser deems in its judgment to likely produce positive returns to the Fund. If so, the Fund invests in domestic equities and/or Equity ETFs. If not, the Fund invests in investment grade short-term fixed income securities or Fixed Income ETFs.

The Adviser utilizes rules-based, quantitative systems to measure market risk and select securities to buy and sell for the Fund. The Adviser adjusts the Fund’s equity market exposure based upon its proprietary models as necessary. These models may utilize factors including, but not limited to, momentum and trend (e.g., price return), market structure (e.g., liquidity), volatility, cross-asset signals (e.g., correlation), seasonality, and fundamentals (e.g., earnings growth).

The Fund may invest in 5- and 10-Year U.S. Treasury Note futures contracts when the Adviser’s proprietary models indicate that such a position may offer a positive expected return or meaningful diversification benefits for the portfolio. These models may utilize factors including, but not limited to, value (e.g., real yield), trend (e.g., price return), carry (e.g., steepness of the yield curve), and correlation.

The Fund may buy (or sell) contracts that give the Fund the right to sell an underlying asset at a specific time, i.e., put options (or put spreads) on equity indices and Equity ETFs when the Adviser’s proprietary models indicate that such a position may offer a hedge against a sharp decline in the domestic or foreign equity markets. The Fund may buy (or sell) contracts that give the Fund the right to buy an underlying asset at a specific time, i.e., call options (or call spreads) on equity indices and equity ETFs when the Adviser’s proprietary models indicate that the domestic markets may experience a sharp rally in domestic or foreign equity markets.

The Fund has the flexibility to invest in any combination of the securities described above, which include domestic common stock, preferred stock, depositary receipts, equity swaps, options, equity index futures, and ETFs that invest in these types of securities. When the Fund invests in equity securities, it invests in securities of companies of any market capitalization. Under normal circumstances, the Fund invests at least 80% of its total assets in securities economically tied to the U.S. market.

The Fund may use investment leverage as part of its principal investment strategy. The Fund typically expects to invest an amount approximately equal to its net assets directly in a portfolio of equity securities and/or ETFs while also maintaining notional exposure to 5- and 10-Year U.S. Treasury Notes through futures contracts as part of this leverage strategy. The Fund’s total investment exposure is typically less than 200% of the Fund’s NAV.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s NAV and performance.

• Cash or Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

• Derivatives Risk: Loss may result from the Fund’s investments in options and Treasury futures. These instruments may be illiquid, difficult to value and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Losses from investments in derivatives can result from a lack of correlation between the value of those derivatives and the value of the portfolio assets (if any) being hedged. In addition, there is a risk that the performance of the derivatives or other instruments used by the Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to risks arising from margin requirements. There is also risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and also may be higher than other mutual funds that invest directly in securities. ETFs are subject to specific risks, depending on the nature of the ETF. Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. The market value of ETF shares may differ from their NAV.

• Fixed Income Risk: The Fund may invest in fixed income securities, directly or through ETFs. The credit quality rating of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities, and this effect is magnified for longer duration securities. Longer duration fixed income securities are also more volatile than those with a shorter duration. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify the Fund's share price and which can have significant impact on the Fund's performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

• Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the Adviser’s mathematical model. No assurance can be given that the Fund will be successful under all or any market conditions.

• Large Capitalization Stock Risk: Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies.

• Leverage Risk: The Fund may employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of the Fund and makes them more volatile. The leveraged investment techniques that the Fund may employ could cause investors in the Fund to lose more money in adverse environments.

• Management Risk: The Adviser's reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

• Options Risk: These are risks associated with the sale and purchase of call and put options. As the seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. The Fund may lose the entire put option premium paid if the reference index or underlying security does not decrease in value. The Fund may lose the entire call option premium paid if the reference index or underlying security does not increase in value.

• Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Swaps Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default and may have limited liquidity. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index, a supplemental index and a blended index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.thinknewfoundfFunds.com or by calling 1-855-394-9777.

Class I Performance Bar Chart For Calendar Year Ended December 31

Best Quarter:	12/31/2020	8.63%
Worst Quarter:	3/31/2020	(16.31)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2021, was 10.84%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2020)
Average Annual Total Returns - Newfound Risk Managed U.S. Growth Fund		Label	1 Year	5 Years	Since Inception	Inception Date
Class I Shares		Return before taxes	(1.37%)	6.13%	3.81%	Jun. 02, 2015
Class I Shares | Return after taxes on distributions			(1.55%)	5.58%	3.31%
Class I Shares | Return after taxes on distributions and sale of Fund shares			(0.70%)	4.73%	2.90%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]		18.40%	15.22%	13.14%
Bloomberg Barclays U.S. Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	[2]		3.16%	1.91%	1.71%
50/50 S&P 500 Total Return/ Bloomberg Barclays U.S. Treasury 1-3 Year Blend Index (reflects no deduction for fees, expenses or taxes)	[3]		11.47%	8.71%	7.62%
[1]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.
[2]	The Bloomberg Barclays US Treasury 1-3 Year Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.
[3]	The 50/50 S&P 500/ 1-3 Year Treasury Blend Benchmark is an equally weighted custom composite of the S&P 500 Total Return Index and The Bloomberg Barclays US Treasury 1-3 Year Index. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charge.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.